Summary of Significant Accounting Policies - Unrecognized Stock-Based Compensation Expense Before Income Taxes and Adjusted for Estimated Forfeitures (Detail) (GEN-PROBE INCORPORATED [Member], USD $)
In Thousands, unless otherwise specified
6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	0 years
Unrecognized expense	$ 43,896	$ 32,123
Stock option plans [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	2 years 10 months 24 days
Unrecognized expense	33,228
Performance stock awards [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	2 years 4 months 24 days
Unrecognized expense	9,019
Restricted stock units [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	1 year 10 months 24 days
Unrecognized expense	1,342
Deferred issuance restricted stock [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	10 months 24 days
Unrecognized expense	193
Employee stock purchase plan [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	2 months 12 days
Unrecognized expense	$ 114